Offerings - Offering: 1	Aug. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	5,865,000
Proposed Maximum Offering Price per Unit	117.00
Maximum Aggregate Offering Price	$ 686,205,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 94,764.91
Offering Note	The registration fee is calculated in accordance with Rule 456(b) and Rule 457(r) of the Securities Act of 1933, as amended. This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in the registrant's Registration Statement on Form S-3 (File No. 333-298164) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. Includes 765,000 shares of the registrant's common stock that may be purchased by the underwriters pursuant to their option to purchase additional shares of the registrant's common stock.